Derivative Financial Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) R$ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		$ 1.4	$ 25.4
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		$ 2.5
Zero cost collar [member] | Scenario Forecast [member] | Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 296.7
Zero cost collar [member] | Written Put Options [Member] | Scenario Forecast [member]
Disclosure of detailed information about financial instruments [line items]
Investments options exercise price | R$ / shares	$ 3.43
Zero cost collar [member] | Sold Call Option [member] | Scenario Forecast [member]
Disclosure of detailed information about financial instruments [line items]
Investments options exercise price | R$ / shares	$ 4.10
Interest swap [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate		4.51%
Interest swap [member] | floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest rate based on interbank deposit certificate		34.49%
Interest swap [member] | Cash flow [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		$ 277.6
Export financing [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest rate based on LIBOR base rate plus		2.37%
Export financing [member] | Hedged item [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		$ 100.0
Recourse and non recourse debt [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		$ 7.3
Recourse and non recourse debt [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate		8.40%
Recourse and non recourse debt [member] | floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
LIBOR rate interest period		6 months
Annual interest rate based on LIBOR base rate plus		1.15%
Acquisition of property plant and equipment [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability		$ 3.2
LIBOR rate interest period		1 month
Annual interest rate based on LIBOR base rate plus		2.44%
Acquisition of property plant and equipment [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate		5.23%